Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

July 14, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street
Washington, D.C. 20549

Dear Sir or Madam:

Re:           AIP Alternative Strategies Funds
1933 Act Registration No. 333-86348
1940 Act Registration No. 811-21079

Transmitted herewith is a Preliminary Information Statement on behalf of AIP Alternative Strategies Funds (the “Trust”) and its series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund (together the “Funds”).   This Preliminary Information Statement will be furnished by the Board of Trustees of the Trust (the "Board") to the shareholders of the Funds, in lieu of a proxy statement, pursuant to the terms of an exemption order issued by the U.S. Securities and Exchange Commission in connection with the Board's approval of new sub-advisory agreements.

Please direct all questions or comments regarding this filing to the undersigned at (212) 885-5239.  I look forward to hearing from you.

Sincerely,

Thomas R. Westle, Esq.
Counsel to the Trust